Main Accounting Practices (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 2,172,299	$ 2,547,193	$ 2,088,671
Intangible assets		166,010
Deferred offering costs	25,195		25,195
Research and development expenses	25,423	1,140,815
Other assets	$ 1,025,195	1,025,195	$ 1,025,195
Research and development expenses [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development expenses		1,140,815
IT equipment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful lives	5 years		5 years
Furniture and Utensils [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful lives	10 years		10 years
Machinery and Equipment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful lives	10 years		10 years
Vehicles [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful lives	5 years		5 years
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 1,166,238	1,140,815
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development expenses		$ 1,140,815